CAPITAL STOCK (Details) - $ / shares	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of classes of share capital [line items]
Par value per share (in dollars per share)	$ 0
Number of Shares Issued in Dividend Reinvestment Plan with Owners	101,460
Common shares
Disclosure of classes of share capital [line items]
Number of shares issued (shares)	1,778,068,071
Capital stock
Disclosure of classes of share capital [line items]
Number of Shares Issued in Dividend Reinvestment Plan with Owners	101,000	1,128,000